UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2014

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments:

Putnam Emerging Markets Income Fund

The fund's portfolio
8/31/14 (Unaudited)

CORPORATE BONDS AND NOTES (49.2%)(a)
		Principal amount	Value

Banking (10.5%)

Banco de Credito del Peru 144A sr. unsec. sub. FRN notes 6 1/8s, 2027 (Peru)		$200,000	$214,000

Banco de Credito del Peru/Panama 144A sr. unsec. sub. FRN notes 6 7/8s, 2026 (Peru)		50,000	55,625

Banco do Brasil SA 144A jr. sub. FRB bonds 9 1/4s, perpetual maturity (Brazil)		200,000	215,827

Banco Nacional de Costa Rica 144A sr. unsec. notes 4 7/8s, 2018 (Costa Rica)		200,000	206,000

Caixa Economica Federal 144A sr. unsec. unsub. notes 4 1/4s, 2019 (Brazil)		150,000	152,055

State Bank of India/London 144A sr. unsec. unsub. notes 4 1/8s, 2017 (India)		200,000	208,702

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, perpetual maturity (Russia)		200,000	188,000

			1,240,209
Basic materials (5.0%)

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		200,000	236,000

Fibria Overseas Finance, Ltd. company guaranty sr. unsec. notes 5 1/4s, 2024 (Brazil)		150,000	149,625

Mexichem SAB de CV 144A sr. unsec. notes 4 7/8s, 2022 (Mexico)		200,000	213,000

			598,625
Capital goods (1.0%)

Embraer Overseas, Ltd 144A company guaranty sr. unsec. notes 5.696s, 2023 (Brazil)		111,000	119,325

			119,325
Coal (1.5%)

Indo Energy Finance II BV 144A company guaranty sr. notes 6 3/8s, 2023 (Indonesia)		200,000	170,500

			170,500
Communication services (5.0%)

America Movil SAB de CV sr. unsec. notes 6.45s, 2022 (Mexico)	MXN	4,700,000	354,841

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		$200,000	216,000

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)		30,000	19,800

			590,641
Consumer cyclicals (2.7%)

First Cash Financial Services, Inc. 144A sr. unsec. notes 6 3/4s, 2021 (Mexico)		80,000	84,400

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)	MXN	2,000,000	131,286

Hutchison Whampoa International 12, Ltd. 144A company guaranty unsec. sub. FRB bonds 6s, perpetual maturity (Cayman Islands)		$100,000	107,861

			323,547
Consumer staples (2.7%)

JBS Investments GmbH 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Austria)		200,000	216,000

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		100,000	107,375

			323,375
Financial (1.8%)

Morgan Stanley sr. unsec. notes 11 1/2s, 2020 (Brazil)	BRL	470,000	216,685

			216,685
Oil and gas (13.2%)

Ecopetrol SA sr. unsec. unsub. notes 7 5/8s, 2019 (Colombia)		$50,000	60,910

KazMunayGas National Co., JSC 144A sr. unsec. bonds 6 3/8s, 2021 (Kazakhstan)		200,000	224,000

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)		200,000	182,939

Nexen Energy ULC sr. unsec. unsub. notes 6.4s, 2037 (Canada)		100,000	124,905

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)		200,000	205,000

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)		200,000	210,860

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)		50,000	27,575

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)		165,000	147,840

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)		35,000	20,160

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)		200,000	242,000

Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec. notes 9 3/4s, 2019 (Trinidad)		100,000	125,800

			1,571,989
Real estate (1.6%)

Country Garden Holdings Co., Ltd. 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2023 (China)		200,000	195,500

			195,500
Transportation (0.9%)

DP World Sukuk, Ltd. 144A unsec. bonds 6 1/4s, 2017 (Cayman Islands)		100,000	110,750

			110,750
Utilities and power (3.3%)

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)		100,000	111,250

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)		200,000	276,196

			387,446

Total corporate bonds and notes (cost $6,021,378)			$5,848,592

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (38.3%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)		$280,408	$215,213

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)		25,000	21,000

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)		364,530	269,752

Bahamas (Commonwealth of) 144A sr. unsec. notes 5 3/4s, 2024 (Bahamas)		200,000	212,216

Brazil (Federal Republic of) sr. unsec. unsub. bonds 5s, 2045 (Brazil)		260,000	265,540

Columbia (Republic of) sr. unsec. notes 4 3/8s, 2023 (Colombia)	COP	300,000,000	141,257

Eskom Holdings SOC, Ltd. 144A sr. unsub. notes 5 3/4s, 2021 (South Africa)		$200,000	205,040

Financing of Infrastructural Projects State Enterprise 144A sr. unsec. bonds 9s, 2017 (Ukraine)		200,000	180,500

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)		29,000	30,908

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)		130,870	128,743

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)	EUR	198,000	266,575

Hungary (Government of) sr. unsub. notes 6 1/4s, 2020 (Hungary)		$100,000	113,000

Malaysia (Federation of) sr. unsec. notes 3.492s, 2020 (Malaysia)	MYR	675,000	210,475

Peru (Republic of) sr. unsec. bonds 8 3/4s, 2033 (Peru)		$75,000	117,649

Peru (Republic of) 144A sr. unsec. notes 6.9s, 2037 (Peru)	PEN	350,000	131,311

Petroleos Mexicanos 144A GDN company guaranty sr. unsec. unsub. notes 7.65s, 2021 (Mexico)	MXN	11,000	91,953

Philippines (Republic of) sr. unsec. unsub. bonds 6 3/8s, 2034 (Philippines)		$150,000	194,724

Poland (Republic of) unsec. bonds 5 1/4s, 2020 (Poland)	PLN	500,000	178,140

Russia (Federation of) unsec. bonds 8.15s, 2027 (Russia)	RUB	5,000,000	118,301

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)		$154,125	171,464

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)		45,057	45,621

Slovenia (Republic of) 144A sr. unsec. bonds 5.85s, 2023 (Slovenia)		200,000	225,886

South Africa (Republic of) unsec. bonds Ser. 2023, 7 3/4s, 2023 (South Africa)		2,000,000	187,562

Turkey (Republic of) unsec. bonds 9s, 2017 (Turkey)	TRY	800,000	372,071

Turkey (Republic of) unsec. bonds 6s, 2041 (Turkey)		$200,000	219,902

Ukraine (Government of) 144A sr. unsec. unsub. bonds 6.58s, 2016 (Ukraine)		100,000	88,500

Venezuela (Republic of) sr. unsec. unsub. notes 12 3/4s, 2022 (Venezuela)		150,000	143,826

Total foreign government and agency bonds and notes (cost $4,869,976)			$4,547,129

SHORT-TERM INVESTMENTS (10.8%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.04%(AFF)		1,280,511	$1,280,511

Total short-term investments (cost $1,280,511)			$1,280,511

TOTAL INVESTMENTS

Total investments (cost $12,171,865)(b)			$11,676,232

FORWARD CURRENCY CONTRACTS at 8/31/14 (aggregate face value $3,957,696) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Colombian Peso	Buy	10/15/14	$254	$262	$(8)
	Peruvian New Sol	Sell	10/15/14	71,027	71,650	623
Barclays Bank PLC
	Australian Dollar	Buy	10/15/14	91,164	91,640	(476)
	Australian Dollar	Sell	10/15/14	91,164	90,736	(428)
	Chinese Yuan (Offshore)	Buy	11/19/14	87,759	87,305	454
	Czech Koruna	Sell	9/17/14	42,496	42,979	483
	Euro	Buy	9/17/14	50,591	51,405	(814)
	Euro	Sell	9/17/14	50,591	50,738	147
	Mexican Peso	Sell	10/15/14	22,588	22,469	(119)
	Polish Zloty	Buy	9/17/14	93,832	99,602	(5,770)
	South African Rand	Buy	10/15/14	106,817	106,912	(95)
	Turkish Lira	Sell	9/17/14	81,392	81,920	528
Citibank, N.A.
	Brazilian Real	Buy	10/2/14	97,719	97,920	(201)
	Chilean Peso	Buy	10/15/14	9,144	8,575	569
	Euro	Buy	9/17/14	80,026	80,224	(198)
	Euro	Sell	9/17/14	80,026	82,949	2,923
	Thai Baht	Buy	11/19/14	231,948	230,195	1,753
Credit Suisse International
	Japanese Yen	Sell	11/19/14	185	187	2
	Mexican Peso	Sell	10/15/14	52,078	52,228	150
	Philippine Peso	Buy	11/19/14	15,998	16,003	(5)
	South African Rand	Buy	10/15/14	105,001	103,804	1,197
	Turkish Lira	Buy	9/17/14	553	1,276	(723)
Deutsche Bank AG
	Australian Dollar	Buy	10/15/14	91,257	91,716	(459)
	Australian Dollar	Sell	10/15/14	91,257	90,828	(429)
	Czech Koruna	Buy	9/17/14	48,214	50,564	(2,350)
	Czech Koruna	Sell	9/17/14	48,214	50,347	2,133
	Euro	Buy	9/17/14	48,489	48,609	(120)
	Euro	Sell	9/17/14	48,489	50,255	1,766
	Polish Zloty	Buy	9/17/14	47,789	49,959	(2,170)
	Romanian Leu	Buy	9/17/14	56,514	58,281	(1,767)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/15/14	46,653	46,433	220
	Australian Dollar	Sell	10/15/14	46,653	47,180	527
	Indonesian Rupiah	Buy	11/19/14	266,840	265,608	1,232
	Nigerian Naira	Buy	10/15/14	60,553	59,501	1,052
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/15/14	33,802	34,178	(376)
	Australian Dollar	Sell	10/15/14	33,802	33,643	(159)
	Brazilian Real	Buy	10/2/14	43,633	43,070	563
	Czech Koruna	Sell	9/17/14	42,496	42,955	459
	Euro	Sell	9/17/14	257,949	267,327	9,378
	Hungarian Forint	Buy	9/17/14	138,608	148,349	(9,741)
	Malaysian Ringgit	Buy	11/19/14	136,537	134,599	1,938
	Mexican Peso	Sell	10/15/14	91,146	91,437	291
	New Taiwan Dollar	Sell	11/19/14	82,017	81,766	(251)
	Russian Ruble	Buy	9/17/14	159,384	165,411	(6,027)
	Thai Baht	Buy	11/19/14	35,778	35,497	281
State Street Bank and Trust Co.
	Brazilian Real	Sell	10/2/14	14,928	14,899	(29)
	Chilean Peso	Sell	10/15/14	1,899	2,000	101
	Colombian Peso	Buy	10/15/14	40,777	42,039	(1,262)
	Euro	Buy	9/17/14	12,878	13,709	(831)
	Mexican Peso	Sell	10/15/14	81,476	81,944	468
	New Taiwan Dollar	Buy	11/19/14	4,638	4,627	11
WestPac Banking Corp.
	Australian Dollar	Buy	10/15/14	169,571	168,777	794
	Australian Dollar	Sell	10/15/14	169,570	171,209	1,639

Total						$(3,126)

Key to holding's currency abbreviations
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Neuvo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
USD / $	United States Dollar
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDN	Global Depository Notes: represents ownership of foreign securities on deposit with a custodian bank
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2013 through August 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $11,875,602.
(b)	The aggregate identified cost on a tax basis is $12,171,865, resulting in gross unrealized appreciation and depreciation of $231,815 and $727,448, respectively, or net unrealized depreciation of $495,633.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$849,938	$1,776,387	$1,345,814	$275	$1,280,511

	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
	At the close of the reporting period, the fund maintained liquid assets totaling $15,066 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Brazil	13.3%
	Mexico	11.6
	United States	11.0
	Russia	5.7
	Turkey	5.1
	Peru	4.4
	Argentina	4.3
	South Africa	3.4
	Indonesia	3.2
	Venezuela	2.9
	South Korea	2.4
	Ukraine	2.3
	Greece	2.3
	Slovenia	1.9
	Kazakhstan	1.9
	Cayman Islands	1.9
	Jamaica	1.8
	Austria	1.8
	Bahamas	1.8
	Malaysia	1.8
	India	1.8
	Costa Rica	1.8
	Colombia	1.7
	China	1.7
	Philippines	1.7
	Poland	1.5
	Ghana	1.4
	Trinidad	1.1
	Canada	1.1
	Hungary	1.0
	Other	0.4

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $14,672 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$5,848,592	$—
Foreign government and agency bonds and notes	—	4,547,129	—
Short-term investments	1,280,511	—	—

Totals by level	$1,280,511	$10,395,721	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(3,126)	$—

Totals by level	$—	$(3,126)	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$31,682	$34,808

Total	$31,682	$34,808

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$7,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$623	$1,612	$5,245	$1,349	$3,899	$3,031	$12,910	$ 580	$2,433	$31,682

	Total Assets	$623	$1,612	$5,245	$1,349	$3,899	$3,031	$12,910	$580	$2,433	$31,682

	Liabilities:
	Forward currency contracts#	8	7,702	399	728	7,295	—	16,554	2,122	—	34,808

	Total Liabilities	$8	$7,702	$399	$728	$7,295	$—	$16,554	$2,122	$—	$34,808

	Total Financial and Derivative Net Assets	$615	$(6,090)	$4,846	$621	$(3,396)	$3,031	$(3,644)	$(1,542)	$2,433	$(3,126)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$615	$(6,090)	$4,846	$621	$(3,396)	$3,031	$(3,644)	$(1,542)	$2,433

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2014